Income and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable	Income and other taxes payable are comprised of the following:
	December 31, 2023	December 31, 2022

Taxes payable in installments	67,980	89,930
PIS / COFINS tax payable	32,835	30,218
ICMS / VAT / GST tax payable	35,335	28,081
Withholding income taxes	10,527	8,585
Others	91,693	98,425
Subtotal	238,370	255,239
Income taxes payable	83,247	91,070
Total	321,617	346,309

Breakdown:
Current liabilities	227,249	230,158
Non-current liabilities	94,368	116,151
	337,244	346,309